Supplemental Cash Flow Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Supplemental Cash Flow Information [Abstract]
Right-of-use assets obtained in exchange for lease liabilities	¥ 79	¥ 1,638	¥ 366
Warrant and other liabilities assumed	¥ 2,347